Investments (Tables) - EBP QACA	12 Months Ended
Dec. 31, 2025
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets
The following table presents the net assets of the Master Trust and the Plan's interest in the Master Trust as of December 31, 2025:

	Master Trust Balances	Plan's Interest in Master Trust Balances
Investments, at fair value
Participant-directed brokerage accounts	$1,434,789,053	$454,340,193
General Dynamics Corporation common stock	4,620,991,283	1,367,195,387
Investments in other equity securities	1,949,909,396	512,592,998
Registered investment companies	159,953,112	68,790,810
Interest bearing cash	59,218,212	16,863,041
Overnight deposit accounts	19,860,221	5,228,045
Collective trusts	16,240,201,229	5,535,796,638
Fixed-income securities:
US government	57,127,990	24,052,843
Mortgage and asset-backed	29,403,943	12,380,067
Foreign government	5,131,051	2,160,348
Corporate debt	34,127,949	14,369,037
Total investments, at fair value	24,610,713,439	8,013,769,407
Investments, at contract value
Synthetic GICs	1,881,240,870	579,395,192
Non-interest bearing accounts	1,154,463	505,683
Net pending trades payables and interest receivable	(2,793,266)	(940,982)
Net assets of Master Trust	$26,490,315,506	$8,592,729,300
The following table presents the net assets of the Master Trust and the Plan's interest in the Master Trust as of December 31, 2024:

	Master Trust Balances	Plan's Interest in Master Trust Balances
Investments, at fair value
Participant-directed brokerage accounts	$1,184,207,393	$394,553,469
General Dynamics Corporation common stock	3,946,210,540	1,211,184,648
Investments in other equity securities	2,147,981,194	593,388,554
Registered investment companies	217,045,032	82,475,440
Interest bearing cash	54,350,752	15,588,274
Overnight deposit accounts	26,917,938	7,520,337
Collective trusts	13,497,262,839	4,697,827,838
Fixed-income securities:
US government	116,145,461	40,644,011
Mortgage and asset-backed	62,918,508	22,017,740
Foreign government	6,170,183	2,159,197
Corporate debt	86,561,840	30,291,501
Total investments, at fair value	21,345,771,680	7,097,651,009
Investments, at contract value
Synthetic GICs	2,067,192,778	632,944,704
Non-interest bearing accounts	1,297,855	520,696
Net pending trades payables and interest receivable	(10,794,865)	(3,705,857)
Net assets of Master Trust	$23,403,467,448	$7,727,410,552
The following table presents the changes in net assets of the Master Trust for the year ended December 31, 2025:

Investment income:
Net appreciation in fair value of investments	$3,866,836,582
Interest and dividends	209,217,420
Total investment income	4,076,054,002

Net transfers	(989,205,944)

Net increase	3,086,848,058

Net assets:
Beginning of year	23,403,467,448
End of year	$26,490,315,506

Schedule of Fair Value Hierarchy
The following tables set forth by level, within the fair value hierarchy, the Master Trust’s assets at fair value as of December 31, 2025 and 2024:

	Fair value	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
December 31, 2025:
Participant-directed brokerage accounts	$1,434,789,053	$1,389,462,938	$45,326,115	$—
General Dynamics Corporation common stock	4,620,991,283	4,620,991,283	—	—
Investments in other equity securities	1,949,909,396	1,949,909,396	—	—
Registered investment companies	159,953,112	114,989,654	44,963,458	—
Interest bearing cash	59,218,212	59,218,212	—	—
Overnight deposit accounts	19,860,221	19,860,221	—	—
Collective trusts	16,240,201,229	—	16,240,201,229	—
Fixed-income securities:
US government	57,127,990	—	57,127,990	—
Mortgage and asset-backed	29,403,943	—	29,403,943	—
Foreign government	5,131,051	—	5,131,051	—
Corporate debt	34,127,949	—	34,127,949
Total investments, at fair value	$24,610,713,439	$8,154,431,704	$16,456,281,735	$—

	Fair value	Quoted price in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
December 31, 2024:
Participant-directed brokerage accounts	$1,184,207,393	$1,145,578,367	$38,629,026	$—
General Dynamics Corporation common stock	3,946,210,540	3,946,210,540	—	—
Investments in other equity securities	2,147,981,194	2,147,981,194	—	—
Registered investment companies	217,045,032	116,926,263	100,118,769	—
Interest bearing cash	54,350,752	54,350,752	—	—
Overnight deposit accounts	26,917,938	26,917,938	—	—
Collective trusts	13,497,262,839	—	13,497,262,839	—
Fixed-income securities:
US government	116,145,461	—	116,145,461	—
Mortgage and asset-backed	62,918,508	—	62,918,508	—
Foreign government	6,170,183	—	6,170,183	—
Corporate debt	86,561,840		86,561,840
Total investments, at fair value	$21,345,771,680	$7,437,965,054	$13,907,806,626	$—